Schedule of intangible assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Staff Numbers And Costs
Goodwill	$ 1,635	$ 17,697	$ 18,269	$ 25,794
Other intangible assets	13,600	24,478	21,308
Total	$ 15,235	$ 42,175	$ 39,577